REVENUE	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue Text Block Abstract
REVENUE

NOTE 25 - REVENUE

The detail of revenues is as follows:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Passengers	7,636,429	3,342,381	2,713,774
Cargo	1,726,092	1,541,634	1,209,893
Total	9,362,521	4,884,015	3,923,667